Short -Term Debt (Details) - Schedule of Short-Term Debt ¥ in Thousands, $ in Thousands	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Sep. 30, 2023 CNY (¥)
Schedule of Short-Term Debt [Abstract]
Short-term debt	¥ 54,460	$ 7,543	¥ 44,432